PROFORMA CONDENSED COMBINED STATEMENTS OF OPERATIONS (Tables)	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020
Proforma Condensed Combined Statements Of Operations
Schedule of proforma condensed combined statements of operation

PROFORMA CONDENSED COMBINED STATEMENTS OF OPERATIONS

(UNAUDITED)

	EZRaider Global, Inc.	EZRaider Co.
	(Accounting Acquiror)	(Legal Acquiror)	Pro Forma
	May 31, 2021	May 31, 2021	Adjustments	Notes	Combined
	(3)	(4)
REVENUE	$120,520	$—	$—		$120,520

COST OF SALES	18,860	—	—		18,860

GROSS PROFIT	101,660	—	—		101,660

OPERATING EXPENSES
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	225,460	94,079	(94,079)	a	225,460
CONSULTING FEES - RELATED PARTY	—	5,000	(5,000)	a	—
TOTAL OPERATING EXPENSES	225,460	99,079	(99,079)		225,460

LOSS FROM OPERATIONS	(123,800)	(99,079)	99,079		(123,800)

OTHER INCOME (EXPENSE):
Interest expense	(23,274)	(4,001)	4,001	a	(23,274)
Total other income, net	(23,274)	(4,001)	4,001		(23,274)

LOSS BEFORE INCOME TAXES	(147,074)	(103,080)	103,080		(147,074)

Income tax expense	—	—	—		—

NET LOSS	$(147,074)	$(103,080)	$103,080		$(147,074)

Basic and diluted loss for Membership Units					$(0.00)

Weighted average units of common stock outstanding - basic and diluted					41,437,391
(3)	Derived from the E-Waste unaudited financial statements and accompanying notes as of and for the three months ended May 31, 2021, as contained in its Quarterly Report on Form 10-Q filed with the SEC on July 15, 2021

(4)	Derived from the EZRaider unaudited financial statements as of and for the five months ended May 31, 2021.

PROFORMA CONDENSED COMBINED STATEMENTS OF OPERATIONS

(UNAUDITED)

	EZRaider Global, Inc.	EZRaider Co.
	(Accounting Acquiror)	(Legal Acquiror)	Pro - Forma
	December 31, 2020	February 28, 2021	Adjustments	Notes	Combined
	(3)	(4)

REVENUE	$493,110	$—	$—		$493,110

COST OF SALES	458,808	—	—		458,808

GROSS PROFIT	34,302	—	—		34,302

OPERATING EXPENSES
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	373,171	88,298	(88,298)	a	373,171
CONSULTING FEES - RELATED PARTY	—	12,500	(12,500)	a	—
TOTAL OPERATING EXPENSES	373,171	100,798	(100,798)		373,171

LOSS FROM OPERATIONS	(338,869)	(100,798)	100,798		(338,869)

OTHER INCOME (EXPENSE):
Interest expense	(35,309)	(10,750)	10,750	a	(35,309)
Total other income, net	(35,309)	(10,750)	10,750		(35,309)

LOSS BEFORE INCOME TAXES	(374,178)	(111,548)	111,548		(374,178)

Income tax expense	—	—	—		—

NET LOSS	$(374,178)	$(111,548)	$111,548		$(374,178)

Loss per share - basic and diluted					$(0.01)

Weighted average shares - basic and diluted					41,213,836
(3)	Derived from the EW's audited consolidated financial statements and accompanying notes as of and for the year ended February 28, 2021, as contained in its Form 10-K filed on June 11, 2021 with the SEC.

(4)	Derived from the EZ's audited financial statements and accompanying notes as of and for the year ended December 31, 2020.